Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2020
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Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2020	2019
	US$M	US$M
Employee benefits (1)	1,313	1,140
Restructuring (2)	34	78
Post-retirement employee benefits (3)	547	493

Total provisions	1,894	1,711

Comprising:
Current	1,283	1,154
Non-current	611	557

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2020	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,140	78	493	1,711
Charge/(credit) for the year:
Underlying	1,224	26	65	1,315
Discounting	–	–	36	36
Net interest expense	–	–	(21)	(21)
Exchange variations	(31)	(1)	(34)	(66)
Released during the year	(127)	(12)	(1)	(140)
Remeasurement gains taken to retained earnings	–	–	81	81
Utilisation	(893)	(58)	(70)	(1,021)
Transfers and other movements	–	1	(2)	(1)

At the end of the financial year	1,313	34	547	1,894

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

(3)	Refer to note 26 ‘Pension and other post-retirement obligations’.